Contingent Liabilities and Commitments_Details Of Payment Guarantees(Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	₩ 9,243,243	₩ 8,019,499
Contingent Liability For Commitments	154,729,256	141,474,541
The Face Value Of The Securities Which The Group Sold To General Customers Through The Bank Tellers	372	372
Confirmed payment guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	6,743,238	5,587,316
Confirmed payment guarantees in Korean won
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	908,137	794,153
Payment guarantees for KB purchasing loan
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	161,314	196,517
Other payment guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	746,823	597,636
Confirmed payment guarantees in foreign currency
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	4,919,352	4,050,800
Acceptances of letter of credit
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	155,151	208,926
Letter of guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	49,754	53,210
Bio bond
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	37,765	51,528
Performance bond
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	718,097	604,311
Refund guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	1,022,646	592,925
Other payment guarantees in foreign currency
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	2,935,939	2,539,900
Financail guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	915,749	742,363
Payment guarantees for mortgage
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	47,384	50,497
Overseas debt guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	406,680	311,796
International financing guarantees in foreign currencies
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	231,685	110,070
Other financing payment guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	230,000	270,000
Unconfirmed acceptances and guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	2,500,005	2,432,183
Guarantees of letter of credit
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	1,845,508	1,745,340
Refund guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	654,497	686,843
Commitments
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	151,797,615	138,590,372
Corporate loan commitments
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	41,930,407	37,340,727
Retail loan commitments
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	42,582,736	41,335,454
Credit line on credit cards
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	60,667,219	54,488,133
Purchase of other security investment and others
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	6,617,253	5,426,058
Financial Guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	2,931,641	2,884,169
Credit line
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	2,340,141	2,447,369
Purchase of security investment
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	₩ 591,500	₩ 436,800
Law Suits As Plaintiff In The Normal Course Of The Business
Disclosure Of Contingent Liabilities Line Items [Line Items]
Loss Contingency Pending Claims Number	102
Estimated Financial Effect Of Contingent Assets	₩ 458,195
Law Suits As Defendant In The Normal Course Of The Business
Disclosure Of Contingent Liabilities Line Items [Line Items]
Loss Contingency Pending Claims Number	207
Loss Contingency Damages Sought Value	₩ 193,002
Construction Contracts Related To Headquarter Building
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contractual Commitments For Acquisition Of Property Plant And Equipment	15,546
Paid amount for contractual commitments during period	41,598
Construction contract related to the construction of The K Project
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contractual Commitments For Acquisition Of Property Plant And Equipment	250,458
Paid amount for contractual commitments during period	₩ 60,462
Law Suits Cyber Incident
Disclosure Of Contingent Liabilities Line Items [Line Items]
Loss Contingency Pending Claims Number	11	113
Loss Contingency Damages Sought Value	₩ 444	₩ 6,906
Loss Contingency Accrual At Carrying Value	₩ 2,549	₩ 9,888
Restriction period for the disposal of KB KOLAO LEASING Co., LTD equity
Disclosure Of Contingent Liabilities Line Items [Line Items]
Explanation Of Possibility Of Reimbursement Contingent Liabilities	As of December 31, 2019, the Group is not able to dispose, transfer or collateralize the shares of a joint-venture lease company or the right of shares to a third party without the written consent of Kolao Holdings for five years (the restriction period for the disposal of its equity) from the date of initial investment for KB KOLAO LEASING Co., LTD. Each party of the joint venture lease company may transfer all or part of its equity, as determined separately, after the restriction period for the disposal of its equity has expired. Meanwhile, according to the agreement, KB KOLAO LEASING Co., LTD. disposes affiliated receivables, which are overdue for more than three months, of Kolao Holdings to Lanexang Leasing Co., Ltd.
Law Suits as invest in rental apartment of disables in Australia
Disclosure Of Contingent Liabilities Line Items [Line Items]
Explanation Of Possibility Of Reimbursement Contingent Liabilities	KB Securities is a professional private equity investment firm which sells private investment funds that loans capital to corporations (borrowers) who invest in rental apartment of disables in Australia. KB Securities sold KRW 326,500 million in funds and trusts to individuals and institutional investors. However, KB Securities is in probable of a loss of investment principal because the operation of the funds became impossible due to a contract breach of a local borrower. In this regard, one lawsuit has been filed with the Group and there is a possibility of further lawsuits as of December 31, 2019. The expected loss from the lawsuit is reflected as provision and the result of the lawsuit is unpredictable as of now.
Contract realted to Lime Asset Management
Disclosure Of Contingent Liabilities Line Items [Line Items]
Explanation Of Possibility Of Reimbursement Contingent Liabilities	Regarding Lime Asset Management, KB Securities is holding PIS(Portfolio Index Swap) contract in related to Lime Thetis Qualified Investor Private Investment Trust No.2 and Lime Pluto FI Qualified Investor Private Investment Trust No.D-1, which are suspended to repurchase in fourth quarter of 2019 and KB Securities holds beneficiary certificates and TRS contracts as underlying asset amount to KRW 403,700 million. On the other hand, KB Securities has sold feeder fund of applicable funds amounts to KRW 68,100 million. Lime Asset Management conducted a due diligence on the assets of the suspended fund through an external evaluation agency and adjusted the base price based on the results of the due diligence. The Group measured the fair values of the fund and linked TRS based on the fund base price, which is adjusted by Lime Asset Management reflecting the results of the due diligence. Lime Asset Management has a repurchase and management plan in place, however, at the current status, either the availability or timing of repurchase of the fund cannot be predicted. There is possibility of lawsuit to be filed in the future, but the impact on the financial statements is unpredictable as of now.
Contract realted to take over PRASAC Microfinance Institution Limited
Disclosure Of Contingent Liabilities Line Items [Line Items]
Explanation Of Possibility Of Reimbursement Contingent Liabilities	Kookmin Bank signed a contract to take over a 70 percent share in Prasak(PRASAC Microfinance Institution Limited), a microcreditary finance company in Cambodia, for US$ 603 million from an existing stockholder on January 6, 2020. The Group is required to report this contract to the domestic and foreign financial authorities for approval in order to complete the contract. The Group has signed an agreement with the existing shareholders of PRASAC. Existing shareholders of PRASAC have the right of put option to sell 30% of the remaining shares to the Group, and they are entitled to exercise their rights at the exercise price calculated on the basis of the adjustment book amount at the end of 2021 within six months from the issue date of the audit report or date when the adjusted book amount is confirmed. If existing shareholders do not exercise put option within the exercise period, the Group has the right of call option to buy the shares of existing shareholders within six months of the end of the put option exercisable period. All stockholders are restricted from selling shares or additional pledge before exercising the put option and call option.
Stock sale agreement to acquire PT. Finansia Multi Finance
Disclosure Of Contingent Liabilities Line Items [Line Items]
Explanation Of Possibility Of Reimbursement Contingent Liabilities	KB Kookmin Card signed a stock sale agreement to acquire 80% of the shares of PT. Finansia Multi Finance, Indonesian financial company, for US$ 81 million in December 2019 and paid US$ 16 million in December 2019. In addition, KB Kookmin Card entered into a contract to acquire bonds, which includes the right to exchange 5% of PT. Finansia Multi Finance shares, issued by PT. Finansia Multi Finance shareholders for US$ 5 million.